Stock Incentive Plans (Details 3) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Summary of stock options outstanding
Options Outstanding, Number Outstanding	1,207
Options Outstanding, Weighted Average Exercise Price	$ 39.45
Options Outstanding, Weighted Average Remaining Contract Life	8.0
Options Exercisable, Number Exercisable	440
Options Exercisable, Weighted Average Exercise Price	$ 37.76
Options Exercisable,Weighted Average Remaining Contract Life	6.2
Options Outstanding, Aggregate Intrinsic Value	$ 9,892,000
Options Exercisable, Aggregate Intrinsic Value	$ 4,344,000
$20-$30 [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$20-$30
Options Outstanding, Number Outstanding	31
Options Outstanding, Weighted Average Exercise Price	$ 25.67
Options Outstanding, Weighted Average Remaining Contract Life	2.7
Options Exercisable, Number Exercisable	31
Options Exercisable, Weighted Average Exercise Price	$ 25.67
Options Exercisable,Weighted Average Remaining Contract Life	2.7
$30-$40 [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$30-$40
Options Outstanding, Number Outstanding	575
Options Outstanding, Weighted Average Exercise Price	$ 36.7
Options Outstanding, Weighted Average Remaining Contract Life	7.5
Options Exercisable, Number Exercisable	264
Options Exercisable, Weighted Average Exercise Price	$ 36.38
Options Exercisable,Weighted Average Remaining Contract Life	5.9
$40+ [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$40+
Options Outstanding, Number Outstanding	601
Options Outstanding, Weighted Average Exercise Price	$ 42.8
Options Outstanding, Weighted Average Remaining Contract Life	8.8
Options Exercisable, Number Exercisable	145
Options Exercisable, Weighted Average Exercise Price	$ 42.9
Options Exercisable,Weighted Average Remaining Contract Life	7.6